Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,791,388.97
Total Fee Amount	4,804.7
Total Offset Amount	0
Net Fee	$ 4,804.7
Offset Table N/A	N/A